Segment information	6 Months Ended
Dec. 31, 2025
Segment information
Segment information

7.Segment information

In line with the management approach, the operating segments were identified on the basis of LuxExperience Group’s internal reporting and how our chief operating decision maker (CODM) assesses the performance of the business. LuxExperience Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM.

Pre-acquisition

Prior to the acquisition of YNAP on April 23, 2025, LuxExperience Group reported two operating segments:

●	Online operations, primarily represented by the Mytheresa online platform, and
●	Retail stores, comprised of the two retail stores in Munich, Germany

Post-acquisition and reporting changes

Following the acquisition and updates to the monthly management reporting effective May 2025, the Company revised its segment reporting structure to accurately reflect how the CODM now monitors the Group’s business.

The CODM remains the Chief Executive Officer and Chief Financial Officer, who collectively allocate resources and assess performance across operating segments. The expanded LuxExperience Group operates five online brands – Mytheresa, Net-A-Porter (NAP), Mr Porter (MRP), YOOX, and THE OUTNET (TON) – as well the two retail stores in Munich which are now included within the Luxury | Mytheresa segment.

On October 31, 2025, LuxExperience announced that it has entered into a binding agreement with The O Group LLC to sell the set of assets powering THE OUTNET platform. The assets and liabilities of the disposal group have been classified as held for sale, and the results of operations have been presented as discontinued operations in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations. THE OUTNET, which was previously managed and monitored as a separate major line of business within the Off-Price segment, has therefore been removed from the Off-Price segment for the three and six months ended December 31, 2025, and its results are presented separately within discontinued operations. The results of THE OUTNET were previously included in the Off-Price segment in the annual consolidated financial statements and notes included in the Company’s Annual Report on Form 20-F for the year ended June 30, 2025. Further information on THE OUTNET and the discontinued operations presentation can be found in Note 9 within the notes to the financial statements.

Accordingly, the Group has identified the following three operating segments, which represent components of the business whose operating results are regularly reviewed by the CODM for resource allocation and performance assessment purposes:

●	Luxury | Mytheresa, represents Mytheresa business including the Mytheresa online platform and the two retail stores in Munich,
●	Luxury | NAP & MRP comprises the in-season luxury online brands Net-A-Porter and Mr Porter,
●	Off-Price, represents the off-season luxury brand YOOX

Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation and amortization.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income from the previous operating segments online operations and the two retail stores to the newly combined operating segment Luxury | Mytheresa for the three and six months ended December 31, 2024:

	Three months ended December 31, 2024 (restated) (3)
		Retail	Corporate	Luxury		IFRS
(in € thousands) (unaudited)	Online	Stores	Costs (1) (3)	Mytheresa	Adjustment (2)	consolidated
Net Sales	218,911	4,074	—	222,985	—	222,985
Segment EBITDA	20,450	1,387	(5,659)	16,178	(14,792)	1,386
Depreciation and amortization						(3,929)
Finance income (costs), net						(1,953)
Income tax expense						(193)
Net loss from continuing operations						(4,689)

	Six months ended December 31, 2024 (restated) (3)
		Retail	Corporate	Luxury		IFRS
(in € thousands) (unaudited)	Online	Stores	Costs (1) (3)	Mytheresa	Adjustment (2)	consolidated
Net Sales	416,927	7,759	—	424,686	—	424,685
Segment EBITDA	25,800	2,461	(9,159)	19,102	(40,625)	(21,523)
Depreciation and amortization						(11,057)
Finance income (costs), net						(3,174)
Income tax expense						7,542
Net loss from continuing operations						(28,211)
(1)	During the three and six months ended December 31, 2024, there were €5,659 thousand and €9,159 thousand in corporate administrative expenses that were not assigned to either the online operations or the retail stores.
(2)	Additionally, during the three and six months ended December 31, 2024, there were €9,645 thousand and €30,983 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amount to €5,147 thousand and €9,642 thousand during the respective periods.
(3)	For the three and six months ended December 31, 2024, corporate costs were not allocated to any segment. Starting with the annual report for fiscal year 2025, and driven by the YNAP acquisition and the resulting changes in the Group structure, management now allocates corporate costs to the respective segments. The impact of this change for the three months and six months ended December 31, 2024 is presented in the “Corporate costs” column in the table above.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income from the operating segments Luxury | Mytheresa, Luxury NAP & MRP, Off-Price YOOX and Other for the three and six months ended December 31, 2025:

	Three months ended December 31, 2025
	Luxury	Luxury NAP	Off-Price
(in € millions) (unaudited)	Mytheresa	& MRP	YOOX	Other (3)	Reconciliation(1)(2)(4)(5)	Consolidated
Net sales	242.7	277.1	125.3	1.8	—	646.9
Segment EBITDA	22.6	(1.9)	(7.5)	0.3	(11.5)	1.9
Depreciation and amortization						(12.3)
Finance income (costs), net						(1.9)
Income tax expense						(0.3)
Net loss from continuing operations						(12.6)

	Six months ended December 31, 2025
	Luxury	Luxury NAP	Off-Price
(in € millions) (unaudited)	Mytheresa	& MRP	YOOX	Other (3)	Reconciliation(1)(2)(4)(5)	Consolidated
Net sales	469.1	489.3	243.9	21.0	(2.9)	1,220.4
Segment EBITDA	30.5	(12.2)	(26.6)	3.5	(64.7)	(69.5)
Depreciation and amortization						(23.9)
Finance income (costs), net						(3.0)
Income tax expense						(2.9)
Net loss from continuing operations						(99.2)
(1)	Other transaction-related, certain legal and other expenses include professional fees (including advisory and accounting fees) related to potential transactions, as well as certain legal and other expenses incurred outside the ordinary course of business. For the three and six months ended December 31, 2025, expenses of €11,765 thousand and €53,739 thousand, respectively, were incurred and are reflected in the reconciliation column. These amounts have been excluded from Segment EBITDA and primarily impact Shipping and payment costs, Selling, general and administrative expenses, and Other income (expense), net.
(2)	Certain members of management and supervisory board members have been granted share-based compensation for which the related expense is recognized over the applicable vesting periods. Management adjusts Segment EBITDA to exclude share-based compensation expense, as it is not considered indicative of the Group’s underlying operating performance. For the three and six months ended December 31, 2025, share-based compensation expense amounted to €3,531 thousand and €7,004 thousand, respectively, and is reflected in the reconciliation column, primarily within Selling, general and administrative expenses.
(3)	Represents Online Flagship Stores (“OFS”) and Feng-Mao (“FM”) businesses being wound down.
(4)	During the three and six months ended December 31, 2025, intercompany sales of €0 and €2,858 thousand, respectively, were included in Net sales, with corresponding amounts included in Cost of sales, exclusive of depreciation and amortization. As these intercompany transactions are eliminated on consolidation, the related amounts are reflected in the reconciliation column.
(5)	Includes foreign exchange gains and losses arising on intercompany cash pooling positions, recorded in Other income (expense), net. These amounts are excluded from Segment EBITDA, as they reflect increased foreign exchange volatility on intra-group cash balances. The adjustment represents a foreign exchange gain of €3,795 thousand for the three months ended December 31, 2025 and a foreign exchange loss of €3,914 thousand for the six months ended December 31, 2025.